Investment Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Investment Securities
Schedule of carrying amount and approximate fair values of available-for-sale securities

	March 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for Sale
U.S. government agencies	$1,877	$—	$23	$1,854
Corporate bonds	—	—	—	—
Municipal securities	3,399	23	20	3,402
Mortgage-backed securities	35,640	238	74	35,804
Collateralized mortgage obligations	11,130	131	27	11,234
Asset-backed securities	1,076	21	—	1,097
	$53,122	$413	$144	$53,391

	December 31, 2014
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
Available for Sale
U.S. government agencies	$1,928	$—	$47	$1,881
Corporate bonds	500	—	—	500
Municipal securities	965	22	—	987
Mortgage-backed securities	28,588	256	73	28,771
Collateralized mortgage obligations	11,752	124	37	11,839
Asset-backed securities	1,134	15	—	1,149
	$44,867	$417	$157	$45,127

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale
U.S. government agencies	$1,928	$—	$47	$1,881
Corporate bonds	500	—	—	500
Municipal securities	965	22	—	987
Mortgage-backed securities	28,588	256	73	28,771
Collateralized mortgage obligations	11,752	124	37	11,839
Asset-backed securities	1,134	15	—	1,149

	$44,867	$417	$157	$45,127

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale
U.S. government agencies	$2,019	$—	$95	$1,924
Corporate bonds	1,445	35	—	1,480
Municipal securities	934	24	—	958
Mortgage-backed securities	24,898	220	187	24,931
Collateralized mortgage obligations	14,898	158	141	14,915
Asset-backed securities	1,370	26	—	1,396

	$45,564	$463	$423	$45,604

Schedule of investment securities that have been in a continuous unrealized loss position

	March 31, 2015
	Less Than 12 Months		12 Months or More		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Available for Sale
U.S. government agencies	$499	$1	$1,355	$22	$1,854	$23
Municipal securities	2,407	20	—	—	2,407	20
Mortgage-backed securities	14,558	66	1,881	8	16,439	74
Collateralized mortgage obligations	1,375	4	2,346	23	3,721	27
	$18,839	$91	$5,582	$53	$24,421	$144

	December 31, 2014
	Less Than 12 Months		12 Months or More		Totals
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
Available for Sale
U.S. government agencies	$—	$—	$1,881	$47	$1,881	$47
Mortgage-backed securities	10,148	39	3,572	34	13,720	73
Collateralized mortgage obligations	1,580	7	2,442	30	4,022	37
	$11,728	$46	$7,895	$111	$19,623	$157

	December 31, 2014
	Less Than 12 Months		12 Months or More		Totals
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for Sale
U.S. government agencies	$—	$—	$1,881	$47	$1,881	$47
Mortgage-backed securities	10,148	39	3,572	34	13,720	73
Collateralized mortgage obligations	1,580	7	2,442	30	4,022	37

	$11,728	$46	$7,895	$111	$19,623	$157

	December 31, 2013
	Less Than 12 Months		12 Months or More		Totals
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Available for Sale
U.S. government agencies	$1,924	$95	$—	$—	$1,924	$95
Mortgage-backed securities	10,612	187	—	—	10,612	187
Collateralized mortgage obligations	10,222	140	46	1	10,268	141

	$22,758	$422	$46	$1	$22,804	$423

Schedule of amortized costs and estimated fair values of securities available for sale, by contractual maturity

	March 31, 2015
	Available For Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$972	$995
Due from one year to five years	933	924
Due from five years to ten years	944	930
Due after ten years	2,427	2,407
	5,276	5,256
Mortgage-backed securities	35,640	35,804
Collateralized mortgage obligations	11,130	11,234
Asset-backed securities	1,076	1,097
	$53,122	$53,391

	December 31, 2014
	Available For Sale
	Amortized Cost	Fair Value
Due in one year or less	$500	$500
Due from one year to five years	1,930	1,932
Due from five years to ten years	963	936
Due after ten years	—	—
	3,393	3,368
Mortgage-backed securities	28,588	28,771
Collateralized mortgage obligations	11,752	11,839
Asset-backed securities	1,134	1,149
	$44,867	$45,127

	December 31, 2014
	Available For Sale
	Amortized Cost	Fair Value
Due in one year or less	$500	$500
Due from one year to five years	1,930	1,932
Due from five years to ten years	963	936
Due after ten years	—	—

	3,393	3,368
Mortgage-backed securities	28,588	28,771
Collateralized mortgage obligations	11,752	11,839
Asset-backed securities	1,134	1,149

	$44,867	$45,127

Schedule of proceeds from sales of investment securities available for sale and gross gains and losses

	For the Three Months Ended March 31,	For the Three Months Ended March 31,
	2015	2014
Proceeds from sales	$3,778	$981
Gross realized gains	7	34
Gross realized losses	—	—

	December 31,
	2014	2013	2012
Proceeds from sales	$300,981	$120,000	$239,997
Gross realized gains	34	—	—
Gross realized losses	—	—	—